Share-based payments - Performance shares (Details)	Dec. 31, 2024 equityInstrument EUR (€)	Dec. 31, 2023 equityInstrument	Dec. 31, 2022 equityInstrument	Dec. 31, 2021 equityInstrument
Performance shares
Share-based payment
Performance shares outstanding at target (in shares) | equityInstrument	43,736,942	43,346,804	63,747,848	79,827,008
2021
Share-based payment
Performance shares outstanding at target (in shares)	251,552
Confirmed payout (% at target)	12.00%
2022
Share-based payment
Performance shares outstanding at target (in shares)	10,752,500
Confirmed payout (% at target)	0.00%
2023
Share-based payment
Performance shares outstanding at target (in shares)	13,675,400
Confirmed payout (% at target)	0.00%
2024
Share-based payment
Performance shares outstanding at target (in shares)	19,057,490
Confirmed payout (% at target)	0.00%